Lease Liabilities - Schedule of Expenses Relating to Leases of Low-Value Assets and Short-Term Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Rental expenses on:
Equipment	$ 2	$ 2	$ 2
Premises	50	58	200
Total rental expenses	$ 52	$ 60	$ 202